ORGANIZATION AND BUSINESS DESCRIPTION (Details)	6 Months Ended
Jun. 30, 2023
Subsidiary One [Member]
Name of Entity	China Liberal
Date of incorporation	Feb. 25, 2019
Place of incorporation	Cayman Islands
Description of Ownership	Parent
Principal Activities	Investment holding
Subsidiary Three [Member]
Name of Entity	Boya Hong Kong
Date of incorporation	May 11, 2011
Place of incorporation	Hong Kong
Principal Activities	Investment holding
% of Ownership	100.00%
Subsidiary Five Member
Name of Entity	China Liberal Fujian
Date of incorporation	Apr. 19, 2021
Place of incorporation	Fuzhou, PRC
Principal Activities	Education service provider
% of Ownership	100.00%
Subsidiary Two [Member]
Name of Entity	Yi Xin BVI
Date of incorporation	Oct. 19, 2010
Place of incorporation	BVI
Principal Activities	Investment holding
% of Ownership	100.00%
Subsidiary Six Member
Name of Entity	Oriental Wisdom
Date of incorporation	Aug. 17, 2009
Place of incorporation	Beijing, PRC
Principal Activities	Education service provider
% of Ownership	100.00%
Subsidiary Seven Member
Name of Entity	Wanwang
Date of incorporation	Mar. 23, 2018
Place of incorporation	BVI
Principal Activities	Holding company
% of Ownership	100.00%
Subsidiary Eight Member
Name of Entity	Wan Zhong (H. K.) Education Investment Co., Ltd (“Wan Zhong”)
Date of incorporation	Jul. 20, 2016
Place of incorporation	Hong Kong
Principal Activities	Holding company
% of Ownership	100.00%
Subsidiary Nine Member
Name of Entity	Fujian Wanzhong Education Investment Management Co., Ltd (“Fujian Wanzhong”)
Date of incorporation	Dec. 12, 2008
Place of incorporation	Fujian, China
Principal Activities	Holding company
% of Ownership	100.00%
Subsidiary Ten Member
Name of Entity	Aiways Automobile
Date of incorporation	Sep. 29, 2022
Place of incorporation	Cayman Islands
Principal Activities	Investment holding
% of Ownership	100.00%
Subsidiary Eleven Member
Name of Entity	Aiways Merger Sub
Date of incorporation	Sep. 29, 2022
Place of incorporation	Cayman Islands
Principal Activities	Investment holding
% of Ownership	100.00%
Subsidiary Twelve Member
Name of Entity	Fuzhou Melbourne Polytechnic (“FMP”)
Date of incorporation	Jan. 24, 2017
Place of incorporation	Fujian, China
Description of Ownership	Control through agreements
Principal Activities	Education program to college students
Subsidiary Thirteen Member
Name of Entity	Strait College
Date of incorporation	Sep. 01, 2009
Place of incorporation	Zhejiang, China
Description of Ownership	Control through agreements
Principal Activities	Education program to college students
Subsidiary Four [Member]
Name of Entity	China Liberal Beijing
Date of incorporation	Aug. 08, 2011
Principal Activities	Education service provider
% of Ownership	100.00%
Place of incorporation	Beijing, PRC